Commitments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [Line Items]
Capital commitments relating to property, plant and equipment	¥ 70,563	¥ 59,664
Exploration and production licenses [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Payments incurred to exploration and production licenses	¥ 609	¥ 639	¥ 643
Bottom of range [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Lease term	1 year
Top of range [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Lease term	50 years